Trade Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Receivables [Line Items]
Percentage of unrecoverable trade receivables	2.30%
Number of high risk customer	0
Number of customer related to expected loss	0
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party	$ 2,274	$ 3,542	$ 4,023